Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Notes to Consolidated Financial Statements [Abstract]
Groups and measurement bases of financial assets and financial liabilities

B. Groups and measurement bases of financial assets and financial liabilities

As at December 31, 2019
Financial assets			Financial liabilities
Measured at fair value through the statement of income	Measured at fair value through the statement of comprehensive income	Measured at amortized cost	Measured at fair value through the statement of income	Measured at amortized cost
$ millions	$ millions	$ millions	$ millions	$ millions

Cash and cash equivalents	-	-	95	-	-
Short-term investments and deposits	-	-	96	-	-
Trade receivables	-	-	778	-	-
Other receivables	11	40	105	-	-
Investments at fair value through other comprehensive income	-	111	-	-	-
Other non-current asset	57	-	6	-	-
Total financial assets	68	151	1,080	-	-
Short term credit	-	-	-	-	(420)
Trade payables	-	-	-	-	(712)
Other current liabilities	-	-	-	(8)	(128)
Long term debt and debentures	-	-	-	-	(2,181)
Other non- current liabilities	-	-	-	(6)	(38)
Total financial liabilities	-	-	-	(14)	(3,479)
Total financial instruments, net	68	151	1,080	(14)	(3,479)

Note 22 - Financial Instruments and Risk Management (cont'd)

B. Groups and measurement bases of financial assets and financial liabilities (cont'd)

As at December 31, 2018
Financial assets		Financial liabilities
Measured at fair value through the statement of income	Measured at fair value through the statement of comprehensive income	Measured at amortized cost	Measured at fair value through the statement of income	Measured at amortized cost
$ millions	$ millions	$ millions	$ millions	$ millions

Cash and cash equivalents	-	-	121	-	-
Short-term investments and deposits	-	-	92	-	-
Trade receivables	-	-	990	-	-
Other receivables	13	-	30	-	-
Investments at fair value through other comprehensive income	-	145	-	-	-
Other non-current assets	15	-	66	-	-
Total financial assets	28	145	1,299	-	-
Short term credit	-	-	-	-	(610)
Trade payables	-	-	-	-	(715)
Other current liabilities	-	-	-	(21)	(131)
Long-term debt and debentures	-	-	-	-	(1,815)
Other non-current liabilities	-	-	-	-	(6)
Total financial liabilities	-	-	-	(21)	(3,277)
Total financial instruments, net	28	145	1,299	(21)	(3,277)

Maximum credit exposure

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

As at December 31
Carrying amount ($ millions)
2019	2018

Cash and cash equivalents	95	121
Short term investments and deposits	96	92
Trade receivables	778	990
Other receivables	116	43
Other non-current assets	63	81
	1,148	1,327

Maximum credit exposure by geographical region

The maximum exposure to credit risk for trade receivables, at the reporting date by geographic region was:

As at December 31
Carrying amount ($ millions)
2019	2018

Europe	252	294
Asia	249	342
North America	114	150
South America	74	106
Israel	72	72
Other	17	26
	778	990

Aging of debts and impairment losses

(3) Aging of debts and impairment losses

The aging of trade receivables at the reporting date was:

As at December 31
2019		2018
Gross	Impairment	Gross	Impairment
$ millions	$ millions	$ millions	$ millions

Not past due	686	-	829	-
Past due up to 3 months	65	-	114	-
Past due 3 to 12 months	26	(1)	38	(1)
Past due over 12 months	4	(2)	12	(2)
	781	(3)	993	(3)

Allowance of doubtful accounts

The movement in the allowance for doubtful accounts during the year was as follows:

2019	2018
$ millions	$ millions

Balance as at January 1	3	11
Additional allowance	2	1
Write offs	(1)	(7)
Reversals	(1)	(1)
Changes due to translation differences	-	(1)
Balance as at December 31	3	3

Liquidity risk

The following are the contractual maturities of financial liabilities, including estimated interest payments:

As at December 31, 2019
Carrying amount	12 months or less	1-2 years	3-5 years	More than 5 years
$ millions

Non-derivative financial liabilities
Short term credit (not including current maturities)	358	361	-	-	-
Trade payables	712	712	-	-	-
Other current liabilities	128	128	-	-	-
Long-term debt, debentures and others	2,281	157	645	1,101	1,288
	3,479	1,358	645	1,101	1,288
Financial liabilities – derivative instruments utilized for economic hedging
Foreign currency and interest derivative instruments	11	5	-	-	6
Derivative instruments on energy and marine transport	3	3	-	-	-
	14	8	-	-	6

Note 22 - Financial Instruments and Risk Management (cont'd)

D. Liquidity risk (cont'd)

As at December 31, 2018
Carrying amount	12 months or less	1-2 years	3-5 years	More than 5 years
$ millions

Non-derivative financial liabilities
Short term credit (not including current maturities)	544	556	-	-	-
Trade payables	715	715	-	-	-
Other current liabilities	131	131	-	-	-
Long-term debt and debentures	1,887	152	453	1,084	1,166
	3,277	1,554	453	1,084	1,166
Financial liabilities – derivative instruments utilized for economic hedging
Foreign currency and interest derivative instruments	16	16	-	-	-
Derivative instruments on energy and marine transport	5	4	1	-	-
	21	20	1	-	-

Interest rate profile

(a) Interest Rate Profile

Set forth below are details regarding the type of interest on the Group’s non-derivative interest‑bearing financial instruments:

As at December 31
2019	2018
$ millions	$ millions

Fixed rate instruments
Financial assets	164	151
Financial liabilities	(1,947)	(1,728)
	(1,783)	(1,577)
Variable rate instruments
Financial assets	100	128
Financial liabilities	(669)	(714)
	(569)	(586)

Sensitivity analysis for variable rate instruments

(c) Sensitivity analysis for variable rate instruments

The below analysis assumes that all other variables (except for the interest rate), in particular foreign currency rates, remain constant.

As at December 31, 2019
Impact on profit (loss)
Decrease of 1% in interest	Decrease of 0.5% in interest	Increase of 0.5% in interest	Increase of 1% in interest
$ millions	$ millions	$ millions	$ millions

Changes in U.S Dollar interest
Non-derivative instruments	4	2	(2)	(4)
SWAP instruments	(14)	(7)	7	14
	(10)	(5)	5	10
Changes in Israeli Shekel interest
SWAP instruments	16	8	(8)	(16)
Changes in Euro interest
SWAP instruments	(1)	-	-	1

Terms of derivative financial instruments used to hedge interest risk

1. Interest risk (cont’d)

(d) Terms of derivative financial instruments used to hedge interest risk

As at December 31, 2019
Carrying amount (fair value)	Stated amount	Maturity date	Interest rate range
$ millions	$ millions	Years	%

U.S Dollar
SWAP contracts from variable interest to fixed interest	(6)	150	2024	2.47%-2.599%
Israeli Shekel
SWAP contracts from fixed ILS interest to fixed USD interest	57	482	2024	2.45%-4.474%
Euro
SWAP contracts from variable USD interest to fixed EUR interest	(3)	447	19/02/2020	1-month libor

As at December 31, 2018
Carrying amount (fair value)	Stated amount	Maturity date	Interest rate range
$ millions	$ millions	Years	%

U.S Dollar
SWAP contracts from variable interest to fixed interest	-	250	2019-2024	1.7%-2.6%
Israeli Shekel
SWAP contracts from fixed ILS interest to fixed USD interest	15	486	30/3/2024	2.45%-4.74%
Euro
SWAP contracts from variable USD interest to fixed EUR interest	(1)	334	15/2/2019	1-month Libor

Sensitivity analysis non-derivative financial instruments

A 10% increase at the rate of the US$ against the following currencies would have increased (decreased) profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

As at December 31
Impact on profit (loss)
2019	2018
$ millions	$ millions

Non-derivative financial instruments
U.S Dollar/Euro	(95)	(64)
U.S Dollar/Israeli Shekel	98	92
U.S Dollar/British Pound	(4)	(3)
U.S Dollar/Chinese Yuan	(1)	(12)
U.S Dollar/Turkey Lira	(1)	(1)

A 10% decrease of the US$ against the above currencies at December 31 would have the same effect but in the opposite direction.

Market risk sensitivity analysis

Presented hereunder is a sensitivity analysis of the Group’s foreign currency derivative instruments as at December 31, 2019. Any change in the exchange rates of the principal currencies shown below would have increased (decreased) profit and loss and equity by the amounts shown below. This analysis assumes that all other variables remain constant.

As at December 31, 2019
Increase 10%	Increase 5%	Decrease 5%	Decrease 10%
$ millions	$ millions	$ millions	$ millions

Euro/ U.S Dollar
Forward transactions	7	3	(3)	(6)
Options	4	2	(2)	(4)
SWAP	45	22	(22)	(45)

U.S Dollar/Israeli Shekel
Forward transactions	(28)	(15)	16	34
Options	(38)	(8)	22	52
SWAP	(52)	(27)	30	63

British Pound/U.S Dollar
Forward transactions	(4)	(2)	2	3
Options	(1)	-	-	1

U.S Dollar/Japanese Yen
Forward transactions	1	-	-	(1)

Terms of derivative financial instruments used to economically hedge foreign currency risk

(b) Terms of derivative financial instruments used to reduce foreign currency risk

As at December 31, 2019
Carrying amount	Stated amount	Average
$ millions	$ millions	exchange rate

Forward contracts
U.S Dollar/Israeli Shekel	-	309	3.5
Euro/U.S Dollar	(1)	61	1.1
U.S Dollar/British Pound	-	33	1.3
U.S Dollar/Chinese Yuan Renminbi	-	28	7.1
Other	4	56	0.9
Currency and interest SWAPs
U.S Dollar/Israeli Shekel	57	482	3.7
Euro/U.S Dollar	(3)	447	1.1
Put options
U.S Dollar/Israeli Shekel	4	600	3.4
Euro/U.S Dollar	-	45	1.1
U.S Dollar/Japanese Yen	-	1	108.5
U.S Dollar/British Pound	-	15	1.3
Call options
U.S Dollar/Israeli Shekel	-	440	3.4
Euro/U.S Dollar	1	45	1.1

Note 22 - Financial Instruments and Risk Management (cont'd)

E. Market risk (cont'd)

2. Currency risk (cont'd)

(b) Terms of derivative financial instruments used to reduce foreign currency risk (cont’d)

As at December 31, 2018
Carrying amount	Stated amount	Average exchange rate
$ millions	$ millions

Forward contracts
U.S Dollar/Israeli Shekel	2	352	3.7
Euro/U.S Dollar	2	86	1.2
Euro/British Pound	1	19	0.9
U.S Dollar/British Pound	-	32	1.3
U.S Dollar/Chinese Yuan Renminbi	-	29	6.5
Other	-	37	-
Currency and interest SWAPs
U.S Dollar/Israeli Shekel	15	486	3.7
Euro/U.S Dollar	(1)	334	1.1
Put options
U.S Dollar/Israeli Shekel	1	695	3.6
Euro/U.S Dollar	2	45	1.2
U.S Dollar/Japanese Yen	-	3	114.3
U.S Dollar/British Pound	-	11	1.3
Call options
U.S Dollar/Israeli Shekel	(15)	695	3.6
Euro/U.S Dollar	-	45	1.2
U.S Dollar/Japanese Yen	-	3	114.3
U.S Dollar/British Pound	-	11	1.3

The maturity date of all of the derivatives used to economically hedge foreign currency risk is up to a year.

Linkage terms of monetary balances

(c) Linkage terms of monetary balances – in millions of Dollars

As at December 31, 2019
US Dollar	Euro	British Pound	Israeli Shekel	Brazilian Real	Chinese Yuan Renminbi	Others

Non-derivative instruments:
Cash and cash equivalents	18	19	4	4	6	33	11
Short term investments and deposits	89	1	-	-	-	3	3
Trade receivables	381	177	37	50	22	48	63
Other receivables	84	16	-	3	-	40	2
Investments at fair value through other comprehensive income	-	-	-	-	-	111	-
Other non-current assets	3	1	-	-	2	-	-
Total financial assets	575	214	41	57	30	235	79
Short-term credit	198	95	18	58	4	47	-
Trade payables	172	178	22	247	9	79	5
Other current liabilities	19	44	4	47	-	12	2
Long term debt, debentures and others	1,452	72	29	596	7	60	4
Total financial liabilities	1,841	389	73	948	20	198	11
Total non-derivative financial instruments, net	(1,266)	(175)	(32)	(891)	10	37	68
Derivative instruments:
Forward transactions	-	61	33	309	-	28	56
Cylinder	-	45	15	600	-	-	-
SWAPS – U.S Dollar into Israeli Shekel	-	-	-	482	-	-	-
SWAPS – U.S Dollar into Euro	-	447	-	-	-	-	-
Total derivative instruments	-	553	48	1,391	-	28	56
Net exposure	(1,266)	378	16	500	10	65	124

Note 22 - Financial Instruments and Risk Management (cont'd)

E. Market risk (cont'd)

2. Currency risk (cont'd)

(c) Linkage terms of monetary balances – in millions of Dollars (cont'd)

As at December 31, 2018
US Dollar	Euro	British Pound	Israeli Shekel	Brazilian Real	Chinese Yuan Renminbi	Others

Non-derivative instruments:
Cash and cash equivalents	41	21	4	2	5	37	11
Short term investments and deposits	74	3	-	-	-	12	3
Trade receivables	516	222	60	60	25	72	35
Other receivables	6	12	-	12	-	-	-
Investments at fair value through other comprehensive income	-	-	-	-	-	145	-
Other non-current assets	60	1	-	1	4	-	-
Total financial assets	697	259	64	75	34	266	49
Short-term credit	201	166	19	34	6	184	-
Trade payables	150	188	23	265	11	72	6
Other current liabilities	38	28	4	53	-	4	4
Long term debt, debentures and others	1,322	5	-	480	13	1	-
Total financial liabilities	1,711	387	46	832	30	261	10
Total non-derivative financial instruments, net	(1,014)	(128)	18	(757)	4	5	39
Derivative instruments:
Forward transactions	-	86	51	352	-	29	37
Cylinder	-	45	11	695	-	-	3
SWAPS – U.S Dollar into Israeli Shekel	-	-	-	486	-	-	-
SWAPS – U.S Dollar into Euro	-	334	-	-	-	-	-
Total derivative instruments	-	465	62	1,533	-	29	40
Net exposure	(1,014)	337	80	776	4	34	79

Fair value of financial instruments

The following table details the book value and the fair value of financial instrument groups presented in the financial statements not in accordance with their fair value:

As at December 31, 2019		As at December 31, 2018
Carrying amount	Fair value	Carrying amount	Fair value
$ millions	$ millions	$ millions	$ millions

Loans bearing fixed interest (1)	74	82	238	244
Debentures bearing fixed interest
Marketable (2)	1,237	1,395	1,201	1,217
Non-marketable (3)	281	293	281	279
	1,592	1,770	1,720	1,740
  The fair value of the shekel and euro loans issued bearing fixed interest is based on calculation of the present value of the cash flows in respect of the principal and the interest and is discounted at the market interest rates on the measurement date for similar loans having similar characteristics and is classified as Level 2 in the fair value hierarchy. The average discount interest as at December 31, 2019, for the shekel and euro loans was 1.4% and 1.3%, respectively (December 31, 2018, for the shekel and euro loans 2.8% and 1.7%, respectively).

Note 22 - Financial Instruments and Risk Management (cont'd)

F. Fair value of financial instruments (cont'd)

(2) The fair value of the marketable debentures is based on the quoted stock exchange price and is classified as Level 1 in the fair value hierarchy.

(3) The fair value of the non‑marketable debentures is based on calculation of the present value of the cash flows in respect of the principal and the interest and is discounted at the Libor rate customary in the market for similar loans having similar characteristics and is classified as Level 2 in the fair value hierarchy. The average discount interest as at December 31, 2019 was 3.7% (December 31, 2018 – 5.3%).

Hierarchy of fair value

The following table presents an analysis of the financial instruments measured by fair value, using the valuation method.  (See Note 4).

The following levels were defined:

Level 1: Quoted (unadjusted) prices in an active market for identical instruments

Level 2: Observed data (directly or indirectly) not included in Level 1 above.

Level 1	As at December 31, 2019	As at December 31, 2018
	$ millions	$ millions

Investments at fair value through other comprehensive income (1)	151	-

Level 2	As at December 31, 2019	As at December 31, 2018
	$ millions	$ millions

Investments at fair value through other comprehensive income (1)	-	145
Derivatives used for economic hedging, net	(3)	7
Derivatives used for accounting hedging, net	57	-
	54	152
                                              An investment of 15% in the capital share of YYTH was subject to a three-year lock up period, as required by Chinese law, which expired in January 2019. Due to the said expiration, the investment is presented under level 1, as per its quoted price in the market.